Acquisitions - Narrative (Details) - CAD ($) $ in Millions			12 Months Ended
	Dec. 19, 2018	Oct. 03, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Goodwill			$ 5,412	$ 5,183
Intangible asset useful life			40 years
GreenOak
Disclosure of detailed information about business combination [line items]
Business Combination, Rights To Entity Earnings, Term	8 years 6 months
Company's right to percent of earnings following business combination	90.00%
Percentage of voting shares of certain legal entities acquired	56.00%
FWD
Disclosure of detailed information about business combination [line items]
Fair value of consideration transferred		$ 105
Cash transferred		92
Liabilities incurred		$ 13
Distribution agreement term		15 years
Intangible assets		$ 61
Goodwill		16
Deferred tax liabilities recognised as of acquisition date		10
Fair value of net identifiable assets acquired		$ 89
Client Relationships | FWD
Disclosure of detailed information about business combination [line items]
Intangible asset useful life		30 years
Distribution Intangible Assets | FWD
Disclosure of detailed information about business combination [line items]
Intangible asset useful life		15 years